UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment  [   ]                       Amendment Number:

This Amendment

               [   ]   is a restatement
               [   ]   adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             USA Group Foundation, Inc.
Address:          30 South Meridian Street
                  Indianapolis, Indiana  46204-3503

13F File Number:  None

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: J. David Maas
Title: Senior Vice President and Chief Financial Officer
Phone: 317 951-5511

Signature, Place, and Date of Signing:



/s/ J. David Maas
--------------------------------------        Indianapolis, Indiana   02/13/2001


Report Type     (Check only one)

                      [ X ]  13F HOLDINGS REPORT
                      [   ]  13F NOTICE
                      [   ]  13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     1
Form 13F Information Table Value Total:     $614,346

List of Other Included Managers:

NONE


                           FORM 13F INFORMATION TABLE


                                                        VALUE       SHARES/PRN
 NAME OF ISSUER       TITLE OF CLASS       CUSIP      (x$1000)        AMOUNT
 --------------       --------------       -----      --------        ------

USA EDUCATION INC      COMMON STOCK      90390U102     614,346     9,034,505 SH




                      INVSTMT      OTHER               VOTING AUTHORITY
 NAME OF ISSUER       DISCRTN     MANAGERS       SOLE      SHARED        NONE
 --------------       -------     --------       ----      ------        ----

USA EDUCATION INC      SOLE         N/A        9,034,505